Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	CREDIT SUISSE OPPORTUNITY FUNDS
Central Index Key	0000946110
Amendment Flag	false
Document Creation Date	Feb. 28, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Mar. 01, 2013
Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund | Class I
Risk/Return:
Trading Symbol	CSHIX
Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund | Class A
Risk/Return:
Trading Symbol	CHIAX
Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund | Class C
Risk/Return:
Trading Symbol	CHICX
Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund | Class B
Risk/Return:
Trading Symbol	CHOBX
Credit Suisse Multialternative Strategy Fund | Credit Suisse Multialternative Strategy Fund | Class A Shares
Risk/Return:
Trading Symbol	CSQAX
Credit Suisse Multialternative Strategy Fund | Credit Suisse Multialternative Strategy Fund | Class C Shares
Risk/Return:
Trading Symbol	CSQCX
Credit Suisse Multialternative Strategy Fund | Credit Suisse Multialternative Strategy Fund | Class I Shares
Risk/Return:
Trading Symbol	CSQIX